Supplement to the currently effective Statement of Additional Information for the Class S and/or Class AARP shares of the following listed funds:

Scudder 21st Century Growth Fund                   Scudder International Fund
Scudder Balanced Fund                              Scudder Large Company Growth Fund
Scudder Capital Growth Fund                        Scudder Large Company Value Fund
Scudder Development Fund                           Scudder Latin America Fund
Scudder Emerging Markets Growth Fund               Scudder Massachusetts Tax-Free Fund
Scudder Emerging Markets Income Fund               Scudder Pacific Opportunities Fund
Scudder Global Bond Fund                           Scudder Pathway Series: Conservative Portfolio
Scudder Global Discovery Fund                      Scudder Pathway Series: Growth Portfolio
Scudder Global Fund                                Scudder Pathway Series: Moderate Portfolio
Scudder GNMA Fund                                  Scudder S&P 500 Index Fund
Scudder Gold and Precious Metals Fund              Scudder Select 500 Fund
Scudder Greater Europe Growth Fund                 Scudder Select Growth 1000 Fund
Scudder Growth and Income Fund                     Scudder Short Term Bond Fund
Scudder High Yield Opportunity Fund                Scudder Small Company Stock Fund
Scudder Income Fund                                Scudder Small Company Value Fund

The following amends information under the section "Underwriter" in each Fund's Statement of Additional Information:

Pursuant  to  an  underwriting  agreement  dated  September  30,  2002,  Scudder
Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 (the "Distributor"), an affiliate of the Advisor, is the principal underwriter for the Class S and Class AARP shares of each Fund.






October 1, 2002